Note 20 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of cash, cash equivalents, and restricted cash [text block]
[US$ thousands]	As of December 31,
Cash and cash equivalents	2018	2019
Restricted cash	229	216
Cash and cash equivalents	177,643	139,271
Total	177,873	139,487